Equity - Narrative (Details)		12 Months Ended
	Nov. 13, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares plan	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Price per share (usd per share) | $ / shares	$ 3.5464
Gross proceeds from offering | $	$ 183,816,000
Warrants exercised (in shares)		747,563	1,012,500
Net proceeds on issuance of share capital from warrant exercises | $		$ 1,434,000	$ 2,025,000
Warrant outstanding (in shares)		0	785,063	1,797,563
Options exercised (in shares)		945,022	1,820,193
Proceeds from exercise of options | $		$ 1,628,000	$ 3,598,000
Options granted (in shares)		1,675,640	1,498,776
Weighted average fair value, share options granted (usd per share) | $		$ 1.70	$ 1.09
Options outstanding (in shares)		5,133,461	4,828,173	5,537,729
Shares to be issued (in shares)		12,051,923	11,617,902
Compensation expense | $		$ 2,902,000	$ 3,125,000
Private Placement - Weichai Power
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	46,131,712
Gross proceeds from offering | $	$ 163,602,000
Private Placement - Broad-Ocean
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	5,699,947
Gross proceeds from offering | $	$ 20,214,000
Common shares
Disclosure of classes of share capital [line items]
Options exercised (in shares)		945,022	1,820,193
Proceeds from exercise of options | $		$ 1,628,000	$ 3,598,000
Warrants
Disclosure of classes of share capital [line items]
Warrants exercised (in shares)		747,563	1,012,500
Net proceeds on issuance of share capital from warrant exercises | $		$ 1,434,000	$ 2,025,000
Warrant outstanding (in shares)		0	785,063
Stock Option
Disclosure of classes of share capital [line items]
Award term		7 years
Award vesting percentage		33.33%
Award vesting period		3 years
Compensation expense | $		$ 1,676,000	$ 1,245,000
DSUs
Disclosure of classes of share capital [line items]
Current year grants | $		$ 307,000	299,000
Number of shares granted (in shares)		91,361
Number of shares granted, expensed in prior year (in shares)		88,108
Adjustment to net income | $		$ 45,000
Current year grants expensed in prior year | $		380,000
Compensation expense | $		$ 307,000	679,000
Expense from share-based payment transactions with employees, awards not yet issued | $			$ 380,000
Exercised (in shares)		297,600	347,588
Common shares issued (in shares)		154,752	181,788
Outstanding (in shares)		747,213	865,344	1,125,250
Granted (in shares)		179,469	87,682
RSUs
Disclosure of classes of share capital [line items]
Options exercised (in shares)		149,980	298,556
Compensation expense | $		$ 964,000	$ 1,201,000
Exercised (in shares)		290,820	560,677
Outstanding (in shares)		1,778,192	1,674,637	1,473,408
Number of plans | plan		2
Granted (in shares)		379,257	735,978